Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and due from banks	$ 22,105	$ 22,681
Federal funds sold and interest-bearing deposits	83,790	65,476
Cash and cash equivalents	105,895	88,157
Securities:
Securities available for sale	40,568	52,865
Securities held to maturity (fair value of $20,968 and $18,607 in 2016 and 2015, respectively)	20,979	18,471
Total securities	61,547	71,336
Loans:
SBA loans held for sale	14,773	13,114
SBA loans held for investment	42,492	39,393
SBA 504 loans	26,344	29,353
Commercial loans	509,171	465,518
Residential mortgage loans	289,093	264,523
Consumer loans	91,541	77,057
Total loans	973,414	888,958
Allowance for loan losses	(12,579)	(12,759)
Net loans	960,835	876,199
Premises and equipment, net	23,398	15,171
Bank owned life insurance (BOLI)	13,758	13,381
Deferred tax assets	5,512	5,968
Federal Home Loan Bank (FHLB) stock	6,037	4,600
Accrued interest receivable	4,462	3,884
Other real estate owned (OREO)	1,050	1,591
Goodwill and other intangibles	1,516	1,516
Other assets	5,896	3,063
Total assets	1,189,906	1,084,866
Liabilities:
Noninterest-bearing demand	215,963	185,267
Interest-bearing demand	145,654	130,605
Savings	363,462	301,447
Time, under $100,000	123,724	134,468
Time, $100,000 and over, under $250,000	75,567	104,106
Time, $250,000 and over	21,353	38,600
Total deposits	945,723	894,493
Borrowed funds	121,000	92,000
Subordinated debentures	10,310	15,465
Accrued interest payable	430	461
Accrued expenses and other liabilities	6,152	3,977
Total liabilities	1,083,615	1,006,396
Shareholders' equity:
Common stock, no par value, 12,500 shares authorized, 10,477 shares issued and outstanding in 2016; 9,279 shares issued and outstanding in 2015	85,383	59,371
Retained earnings	20,748	19,566
Accumulated other comprehensive income (loss)	160	(467)
Total shareholders' equity	106,291	78,470
Total liabilities and shareholders' equity	$ 1,189,906	$ 1,084,866